Adjusting Items Included In Profit From Operation (Tables)	6 Months Ended
Jun. 30, 2018
Revenue [Abstract]
Summary of Restructuring and Integration Costs

The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
	£m	£m	£m

Employee benefit costs	36	50	193
Depreciation and impairment costs	27	6	85
Other operating expenses	42	77	330
Other operating income	(6)	-	(8)
Total	99	133	600

Summary of Adjusting Items Incurred In Respect Associates And Joint Ventures Reflecting Post-tax Results

The following is a summary of the adjusting items incurred in respect of the Group’s associates and joint ventures, shown reflecting the Group’s share of post-tax results:

	6 months to		Year to
	30.6.18	30.6.17	31.12.17
	£m	£m	£m

Gain on deemed disposal of RAI as an associate	-	-	23,288
Costs incurred by RAI related to its acquisition by BAT	-	-	(33)
Other adjusting items incurred by RAI pre-acquisition	-	(12)	(60)
Tisak/Agrokor adjustment	-	-	(27)
Reversal of tax claim in ITC	10	-	-
Dilution of interest in ITC	27	34	29
Total	37	22	23,197